UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-21400

Investment Company Act File Number

Eaton Vance Tax-Advantaged Dividend Income Fund

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

August 31

Date of Fiscal Year End

November 30, 2017

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance

Tax-Advantaged Dividend Income Fund

November 30, 2017

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 90.0%

Security	Shares	Value
Aerospace & Defense — 2.7%
Hexcel Corp.(1)	204,248	$12,663,376
Textron, Inc.(1)	248,133	13,823,489
United Technologies Corp.(1)	161,459	19,609,196

		$46,096,061

Air Freight & Logistics — 3.1%
C.H. Robinson Worldwide, Inc.(1)	608,742	$52,747,494

		$52,747,494

Auto Components — 0.8%
Goodyear Tire & Rubber Co. (The)(1)	445,020	$14,405,297

		$14,405,297

Banks — 12.2%
Bank of America Corp.(1)	421,542	$11,874,838
First Republic Bank(1)	82,966	7,926,572
JPMorgan Chase & Co.(1)	755,817	78,997,993
KeyCorp(1)	1,211,816	23,000,268
PNC Financial Services Group, Inc. (The)(1)	117,963	16,580,879
U.S. Bancorp(1)	575,986	31,765,628
Wells Fargo & Co.(1)	694,577	39,222,763

		$209,368,941

Biotechnology — 0.9%
Gilead Sciences, Inc.(1)	199,299	$14,903,579

		$14,903,579

Capital Markets — 5.3%
Charles Schwab Corp. (The)(1)	382,544	$18,664,322
Credit Suisse Group AG(1)	804,281	13,648,388
Credit Suisse Group AG(1)(2)	129,022	2,189,462
Credit Suisse Group AG ADR(1)	288,098	4,868,856
E*TRADE Financial Corp.(1)(3)	341,736	16,451,171
Goldman Sachs Group, Inc. (The)(1)	78,472	19,432,806
Lazard, Ltd., Class A(1)	307,116	15,125,463

		$90,380,468

Chemicals — 0.2%
PPG Industries, Inc.(1)	28,658	$3,348,687

		$3,348,687

Consumer Finance — 0.6%
Discover Financial Services(1)	139,141	$9,823,355

		$9,823,355

Security	Shares	Value
Containers & Packaging — 1.5%
Ball Corp.(1)	287,019	$11,454,928
International Paper Co.(1)	251,334	14,228,018

		$25,682,946

Diversified Financial Services — 0.8%
Berkshire Hathaway, Inc., Class B(1)(3)	74,290	$14,338,713

		$14,338,713

Diversified Telecommunication Services — 3.4%
AT&T, Inc.(1)	172,164	$6,263,326
Verizon Communications, Inc.(1)	1,020,182	51,917,062

		$58,180,388

Electric Utilities — 2.6%
NextEra Energy, Inc.(1)	284,388	$44,944,679

		$44,944,679

Electronic Equipment, Instruments & Components — 1.5%
CDW Corp.(1)	130,424	$9,130,984
FLIR Systems, Inc.(1)	354,761	16,524,768

		$25,655,752

Energy Equipment & Services — 1.2%
Core Laboratories NV(1)	107,850	$10,865,888
Halliburton Co.(1)	213,403	8,915,977

		$19,781,865

Equity Real Estate Investment Trusts (REITs) — 5.0%
Boston Properties, Inc.(1)	90,647	$11,365,321
Equity Residential(1)	317,363	21,206,196
Public Storage(1)	93,261	19,875,784
Simon Property Group, Inc.(1)	209,233	33,843,438

		$86,290,739

Food Products — 2.3%
McCormick & Co., Inc.(1)	228,882	$23,387,163
Mondelez International, Inc., Class A(1)	368,544	15,825,279

		$39,212,442

Health Care Equipment & Supplies — 0.8%
Boston Scientific Corp.(1)(3)	550,793	$14,474,840

		$14,474,840

Health Care Providers & Services — 1.3%
Aetna, Inc.(1)	120,746	$21,756,014

		$21,756,014

Hotels, Restaurants & Leisure — 0.5%
Starbucks Corp.(1)	135,982	$7,862,479

		$7,862,479

Security	Shares	Value
Household Products — 1.1%
Colgate-Palmolive Co.(1)	272,647	$19,753,275

		$19,753,275

Insurance — 3.0%
American Financial Group, Inc.(1)	83,486	$8,771,039
Chubb, Ltd.(1)	258,288	39,288,188
WR Berkley Corp.(1)	56,885	3,931,891

		$51,991,118

Internet Software & Services — 3.6%
Alphabet, Inc., Class C(1)(3)	29,601	$30,234,758
eBay, Inc.(1)(3)	910,360	31,562,181

		$61,796,939

IT Services — 0.9%
Leidos Holdings, Inc.(1)	234,701	$14,919,943

		$14,919,943

Machinery — 3.1%
Caterpillar, Inc.(1)	242,337	$34,205,868
Parker-Hannifin Corp.(1)	47,292	8,866,777
Trinity Industries, Inc.(1)	299,630	10,681,809

		$53,754,454

Media — 0.4%
Walt Disney Co. (The)(1)	61,550	$6,451,671

		$6,451,671

Metals & Mining — 0.2%
Rio Tinto PLC ADR(1)	77,361	$3,705,592

		$3,705,592

Multi-Utilities — 2.5%
CMS Energy Corp.(1)	417,728	$20,844,627
Sempra Energy(1)	176,297	21,330,174

		$42,174,801

Oil, Gas & Consumable Fuels — 7.1%
Chevron Corp.(1)	389,667	$46,366,476
ConocoPhillips(1)	473,127	24,072,702
EOG Resources, Inc.(1)	233,393	23,880,772
Exxon Mobil Corp.(1)	98,565	8,209,479
Phillips 66(1)	191,736	18,705,764

		$121,235,193

Personal Products — 1.6%
Estee Lauder Cos., Inc. (The), Class A(1)	223,920	$27,951,934

		$27,951,934

Security	Shares	Value
Pharmaceuticals — 8.0%
Eli Lilly & Co.(1)	179,559	$15,197,874
Johnson & Johnson(1)	500,238	69,698,160
Pfizer, Inc.(1)	873,733	31,681,559
Zoetis, Inc.(1)	272,172	19,675,314

		$136,252,907

Road & Rail — 1.9%
CSX Corp.(1)	571,422	$31,856,776

		$31,856,776

Semiconductors & Semiconductor Equipment — 4.1%
Intel Corp.(1)	766,972	$34,391,024
NXP Semiconductors NV(1)(3)	73,375	8,319,991
QUALCOMM, Inc.(1)	402,120	26,676,641

		$69,387,656

Specialty Retail — 0.8%
Home Depot, Inc. (The)(1)	74,369	$13,373,034

		$13,373,034

Technology Hardware, Storage & Peripherals — 0.9%
Apple, Inc.(1)	89,355	$15,355,657

		$15,355,657

Textiles, Apparel & Luxury Goods — 2.2%
Lululemon Athletica, Inc.(1)(3)	209,194	$14,007,630
NIKE, Inc., Class B(1)	165,233	9,983,378
VF Corp.(1)	197,518	14,410,913

		$38,401,921

Tobacco — 1.9%
Altria Group, Inc.(1)	277,698	$18,836,255
Philip Morris International, Inc.(1)	129,894	13,346,609

		$32,182,864

Total Common Stocks (identified cost $1,198,350,884)		$1,539,800,474

Preferred Stocks — 14.8%

Security	Shares	Value
Banks — 6.3%
AgriBank FCB, 6.875% to 1/1/24(1)(4)	92,513	$10,089,699
CoBank ACB, Series F, 6.25% to 10/1/22(1)(4)(5)	94,700	10,393,325
Farm Credit Bank of Texas, 6.75% to 9/15/23(1)(4)(5)	13,800	1,515,475
Farm Credit Bank of Texas, Series 1, 10.00%(1)(5)	4,678	5,491,972
First Republic Bank, Series G, 5.50%	68,800	1,800,496

Security	Shares	Value
First Tennessee Bank NA, 3.75%, (3 mo. USD LIBOR + 0.85%, Floor 3.75%)(1)(5)(6)	4,660	$3,728,437
Huntington Bancshares, Inc., Series A, 8.50% (Convertible)(1)	5,590	7,937,800
IBERIABANK Corp., Series C, 6.60% to 5/1/26(1)(4)	195,900	5,485,200
KeyCorp, Series E, 6.125% to 12/15/26(1)(4)	304,980	8,774,275
MB Financial, Inc., Series C, 6.00%	313,450	8,039,992
Regions Financial Corp., Series A, 6.375%(1)	234,918	5,936,378
SunTrust Banks, Inc., Series E, 5.875%(1)	330,358	8,394,397
Texas Capital Bancshares, Inc., 6.50%(1)	274,290	7,060,225
Texas Capital Bancshares, Inc., Series A, 6.50%(1)	39,158	997,746
Webster Financial Corp., Series E, 6.40%(1)	317,662	8,046,378
Wells Fargo & Co., Series L, 7.50% (Convertible)(1)	8,238	11,047,158
Wells Fargo & Co., Series Y, 5.625%	104,075	2,695,542

		$107,434,495

Capital Markets — 0.7%
KKR & Co., LP, Series A, 6.75%(1)	100,200	$2,690,370
Legg Mason, Inc., 5.45%(1)	299,750	7,559,695
State Street Corp., Series D, 5.90% to 3/15/24(1)(4)	78,938	2,198,423

		$12,448,488

Consumer Finance — 0.3%
Capital One Financial Corp., Series H, 6.00%(1)	170,350	$4,579,008

		$4,579,008

Diversified Financial Services — 0.6%
KKR Financial Holdings, LLC, Series A, 7.375%(1)	435,261	$11,059,982

		$11,059,982

Electric Utilities — 2.0%
NextEra Energy Capital Holdings, Inc., Series I, 5.125%(1)	168,192	$4,221,619
NextEra Energy Capital Holdings, Inc., Series K, 5.25%(1)	286,000	7,301,580
SCE Trust VI, 5.00%(1)	601,650	15,089,382
Southern Co. (The), 6.25%(1)	316,040	8,457,231

		$35,069,812

Equity Real Estate Investment Trusts (REITs) — 1.7%
CBL & Associates Properties, Inc., Series D, 7.375%(1)	390,325	$8,946,249
DDR Corp., Series A, 6.375%	83,200	2,171,520
DDR Corp., Series J, 6.50%(1)	24,375	613,031
DDR Corp., Series K, 6.25%(1)	137,475	3,475,368
Spirit Realty Capital, Inc., Series A, 6.00%	208,200	5,130,048
Summit Hotel Properties, Inc., Series E, 6.25%	208,775	5,133,778
Vornado Realty Trust, Series K, 5.70%(1)	146,527	3,739,369

		$29,209,363

Food Products — 0.9%
Dairy Farmers of America, Inc., 7.875%(1)(5)	94,450	$9,803,778
Ocean Spray Cranberries, Inc., 6.25%(1)(5)	57,835	5,259,370

		$15,063,148

Security	Shares	Value
Insurance — 0.5%
American Overseas Group, Ltd., Series A, 4.877%, (3 mo. USD LIBOR + 3.557%)(1)(6)(7)	13,000	$752,180
Arch Capital Group, Ltd., Series E, 5.25%	208,500	5,218,755
PartnerRe, Ltd., Series I, 5.875%(1)	98,421	2,578,630

		$8,549,565

Machinery — 0.5%
Stanley Black & Decker, Inc., 5.75%(1)	310,219	$7,957,117

		$7,957,117

Multi-Utilities — 0.1%
DTE Energy Co., Series C, 5.25%(1)	59,547	$1,495,225

		$1,495,225

Oil, Gas & Consumable Fuels — 0.9%
NuStar Energy, LP, Series B, 7.625% to 6/15/22(1)(4)	733,275	$16,308,036

		$16,308,036

Thrifts & Mortgage Finance — 0.3%
Elmira Savings Bank, 8.998% to 12/31/17(1)(4)	4,750	$4,465,000

		$4,465,000

Total Preferred Stocks (identified cost $254,587,406)		$253,639,239

Corporate Bonds & Notes — 18.1%

Security	Principal Amount (000’s omitted)	Value
Airlines — 0.2%
Azul Investments LLP, 5.875%, 10/26/24(5)	$2,895	$2,895,000

		$2,895,000

Automobiles — 0.4%
General Motors Financial Co., Inc., Series A, 5.75% to 9/30/27(4)(8)	$7,260	$7,476,638

		$7,476,638

Banks — 9.3%
Australia and New Zealand Banking Group, Ltd., 6.75% to 6/15/26(1)(4)(5)(8)	$1,540	$1,757,525
Banco Bilbao Vizcaya Argentaria SA, 6.125% to 11/16/27(4)(8)	4,200	4,315,500
Banco do Brasil SA, 6.25% to 4/15/24(1)(4)(5)(8)	15,195	14,047,018
Banco Mercantil del Norte SA/Grand Cayman, 7.625% to 1/6/28(1)(4)(5)(8)	2,255	2,466,406
Bank of America Corp., Series AA, 6.10% to 3/17/25(1)(4)(8)	17,290	19,191,900
BNP Paribas SA, 6.75% to 3/14/22(1)(4)(5)(8)	815	885,294
Citigroup, Inc., Series M, 6.30% to 5/15/24(1)(4)(8)	9,830	10,643,432

Security	Principal Amount (000’s omitted)	Value
Credit Agricole SA, 7.875% to 1/23/24(1)(4)(5)(8)	$4,515	$5,130,801
JPMorgan Chase & Co., Series X, 6.10% to 10/1/24(1)(4)(8)	1,113	1,229,865
JPMorgan Chase & Co., Series Z, 5.30% to 5/1/20(1)(4)(8)	26,157	27,334,065
Lloyds Banking Group PLC, 7.50% to 6/27/24(1)(4)(8)	8,650	9,817,750
M&T Bank Corp., Series F, 5.125% to 11/1/26(1)(4)(8)	4,260	4,531,575
PNC Financial Services Group, Inc. (The), Series S, 5.00% to 11/1/26(1)(4)(8)	2,530	2,700,775
Royal Bank of Scotland Group PLC, 8.00% to 8/10/25(1)(4)(8)	15,423	17,583,454
Societe Generale SA, 7.375% to 9/13/21(1)(4)(5)(8)	16,022	17,403,897
UniCredit SpA, 8.00% to 6/3/24(1)(4)(8)(9)	12,790	14,061,006
Zions Bancorporation, Series I, 5.80% to 6/15/23(1)(4)(8)	1,243	1,289,613
Zions Bancorporation, Series J, 7.20% to 9/15/23(1)(4)(8)	4,767	5,446,298

		$159,836,174

Capital Markets — 2.4%
Banco BTG Pactual SA/Cayman Islands, 5.75%, 9/28/22(1)(5)	$5,830	$5,881,013
Charles Schwab Corp. (The), Series F, 5.00% to 12/1/27(4)(8)	10,430	10,534,300
Goldman Sachs Group, Inc. (The), Series M, 5.375% to 5/10/20(1)(4)(8)	9,190	9,528,651
UBS Group AG, 6.875% to 8/7/25(1)(4)(8)(9)	13,656	15,154,964

		$41,098,928

Diversified Financial Services — 0.6%
Cadence Financial Corp., 4.875%, 6/28/19(1)(5)	$7,086	$7,279,271
Textron Financial Corp., 3.151%, (3 mo. USD LIBOR + 1.735%), 2/15/67(1)(5)(6)	3,129	2,714,407

		$9,993,678

Electric Utilities — 1.2%
AES Gener SA, 8.375% to 6/18/19, 12/18/73(1)(4)(5)	$11,310	$11,790,675
Southern Co. (The), Series B, 5.50% to 3/15/22, 3/15/57(1)(4)	8,560	9,084,188

		$20,874,863

Energy Equipment & Services — 0.0%(10)
Abengoa Finance S.A.U., 7.75%, 3/31/27(1)(5)(11)	$7,369	$92,113

		$92,113

Food Products — 1.1%
JBS Investments GmbH, 7.75%, 10/28/20(1)(5)	$4,193	$4,317,742
Land O’ Lakes, Inc., 8.00%(1)(5)(8)	12,295	13,678,187

		$17,995,929

Insurance — 0.3%
MetLife, Inc., 6.40%, 12/15/66(1)	$5,200	$6,006,000

		$6,006,000

Metals & Mining — 0.5%
BHP Billiton Finance USA, Ltd., 6.75% to 10/19/25, 10/19/75(1)(4)(5)	$6,865	$8,066,375

		$8,066,375

Multi-Utilities — 0.3%
Dominion Resources, Inc., 5.75% to 10/1/24, 10/1/54(1)(4)	$4,430	$4,795,475

		$4,795,475

Security	Principal Amount (000’s omitted)	Value
Oil, Gas & Consumable Fuels — 0.9%
EnLink Midstream Partners, LP, Series C, 6.00% to 12/15/22(4)(8)	$8,752	$8,517,224
Odebrecht Oil & Gas Finance, Ltd., 7.00% to 6/17/24(1)(4)(5)(8)(11)	6,599	313,453
Plains All American Pipeline, LP, Series B, 6.125% to 11/15/22(4)(8)	6,510	6,453,037

		$15,283,714

Pipelines — 0.7%
Energy Transfer Partners, LP, Series A, 6.25% to 2/15/23(4)(8)	$12,540	$12,375,413

		$12,375,413

Thrifts & Mortgage Finance — 0.2%
Flagstar Bancorp, Inc., 6.125%, 7/15/21(1)	$3,310	$3,531,371

		$3,531,371

Total Corporate Bonds & Notes (identified cost $302,376,485)		$310,321,671

Exchange-Traded Funds — 2.4%

Security	Shares	Value
Equity Funds — 2.4%
First Trust Preferred Securities and Income ETF(1)	2,023,655	$40,533,810

Total Exchange-Traded Funds (identified cost $40,754,794)		$40,533,810

Short-Term Investments — 0.2%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 1.34%(12)	3,888,807	$3,889,196

Total Short-Term Investments (identified cost $3,889,196)		$3,889,196

Total Investments — 125.5% (identified cost $1,799,958,765)		$2,148,184,390

Other Assets, Less Liabilities — (25.5)%		$(436,838,720)

Net Assets — 100.0%		$1,711,345,670

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Security (or a portion thereof) has been segregated as collateral with the custodian for borrowings under the Committed Facility Agreement.

(2)	Security was acquired in a private offering and may be resold on a designated offshore securities market pursuant to Regulation S under the Securities Act of 1933.

(3)	Non-income producing security.

(4)	Security converts to floating rate after the indicated fixed-rate coupon period.

(5)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At November 30, 2017, the aggregate value of these securities is $134,911,534 or 7.9% of the Fund’s net assets.

(6)	Variable rate security. The stated dividend/interest rate represents the rate in effect at November 30, 2017.

(7)	For fair value measurement disclosure purposes, security is categorized as Level 3.

(8)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.

(9)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At November 30, 2017, the aggregate value of these securities is $29,215,970 or 1.7% of the Fund’s net assets.

(10)	Amount is less than 0.05%.

(11)	Issuer is in default with respect to interest and/or principal payments.

(12)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of November 30, 2017. Net income from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended November 30, 2017 was $32,018.

Country Concentration of Portfolio
Country	Percentage of Total Investments	Value
United States	88.9%	$1,910,368,324
Switzerland	1.8	38,440,300
United Kingdom	1.4	31,106,796
Brazil	1.3	27,454,226
France	1.1	23,419,992
Netherlands	0.9	19,185,879
Bermuda	0.7	15,125,463
Italy	0.7	14,061,006
Chile	0.5	11,790,675
Australia	0.5	9,823,900
Spain	0.2	4,407,613
Mexico	0.1	2,466,406
Exchange-Traded Funds	1.9	40,533,810

Total Investments	100.0%	$2,148,184,390

Abbreviations:

ADR	-	American Depositary Receipt

LIBOR	-	London Interbank Offered Rate

USD	-	United States Dollar

The Fund did not have any open derivative instruments at November 30, 2017.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At November 30, 2017, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3*	Total
Common Stocks
Consumer Discretionary	$80,494,402	$—		$—	$80,494,402
Consumer Staples	119,100,515	—		—	119,100,515
Energy	141,017,058	—		—	141,017,058
Financials	360,064,745	15,837,850		—	375,902,595
Health Care	187,387,340	—		—	187,387,340
Industrials	184,454,785	—		—	184,454,785
Information Technology	187,115,947	—		—	187,115,947
Materials	32,737,225	—		—	32,737,225
Real Estate	86,290,739	—		—	86,290,739
Telecommunication Services	58,180,388	—		—	58,180,388
Utilities	87,119,480	—		—	87,119,480
Total Common Stocks	$1,523,962,624	$15,837,850	**	$—	$1,539,800,474
Preferred Stocks
Consumer Staples	$—	$15,063,148		$—	$15,063,148
Energy	16,308,036	—		—	16,308,036
Financials	112,100,450	35,683,908		752,180	148,536,538
Industrials	7,957,117	—		—	7,957,117
Real Estate	29,209,363	—		—	29,209,363
Utilities	36,565,037	—		—	36,565,037
Total Preferred Stocks	$202,140,003	$50,747,056		$752,180	$253,639,239
Corporate Bonds & Notes	$—	$310,321,671		$—	$310,321,671
Exchange-Traded Funds	40,533,810	—		—	40,533,810
Short-Term Investments	—	3,889,196		—	3,889,196
Total Investments	$1,766,636,437	$380,795,773		$752,180	$2,148,184,390

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.

**	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended November 30, 2017 is not presented. At November 30, 2017, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act is attached hereto.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Tax-Advantaged Dividend Income Fund

By:	/s/ Edward J. Perkin
Edward J. Perkin
President

Date:	January 25, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Edward J. Perkin
Edward J. Perkin
President

Date:	January 25, 2018

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	January 25, 2018